691-15144 T-WD

[redacted]

12080137

...L
...35-0504
...31, 2013
...urden
hours per response...... 3.60

For Internal Use Only
Sec File No. 9-

RECEIVED
2012 OCT 23 PM 9:37
SEC / MR

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   iShares MSCI Global Gold Miners Fund ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   RING
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
October 22, 2012

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 23 2012

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

RECEIVED
2012 OCT 23 PM 7:34
SEC / MR

October 22, 2012

By Federal Express

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and nine copies of the Forms 19b-4(e) relating to the following ETFs:

Name	Symbol
DBX MSCI Brazil Currency-Hedged Equity Fund ETF	DBBR
DBX MSCI Canada Currency-Hedged Equity Fund ETF	DBCN
DBX MSCI EAFE Currency-Hedged Equity Fund ETF	DBEF
DBX MSCI Emerging Markets Currency-Hedged Equity Fund ETF	DBEM
DBX MSCI Japan Currency-Hedged Equity Fund ETF	DBJP
Direxion Daily 20+ Year Treasury Bear 1x Shares ETF	TYNS
Direxion Daily 7-10 Year Treasury Bear 1x Shares ETF	TYBS
Direxion Daily Gold Miners Bear 2x Shares ETF	DUST
Direxion Daily Gold Miners Bull 2x Shares ETF	NUGT
Direxion Daily India Bull 2x Shares ETF	INDL
Direxion Daily Latin America 3x Bull Shares ETF	LBJ
Direxion Daily Retail Bull 2x Shares ETF	RETL
Direxion Daily Semiconductor Bear 2x Shares ETF	SOXS
Direxion Daily Semiconductor Bull 2x Shares ETF	SOXL
Direxion Total Bond Market Bear 1x Shares ETF	SAGG
EGShares Basic Materials GEMS ETF	LGEM
EGShares Brazil Infrastructure ETF	BRXX

Act Securities Exchange Act of 1934
Section 19b-4
Rule 19b-4(e)
Public Availability: OCT 23 2012

EGShares China Infrastructure ETF	CHXX
EGShares Consumer Goods GEMS ETF	GGEM
EGShares Consumer Services GEMS ETF	VGEM
EGShares Emerging Markets Consumer ETF	ECON
EGShares Emerging Markets Metals/Mining ETF	EMT
EGShares Health Care GEMS ETF	HGEM
EGShares India Infrastructure ETF	INXX
EGShares India Small Cap ETF	SCIN
EGShares Industrials GEMS ETF	IGEM
EGShares Low Volatility Emerging Markets Dividend ETF	HILO
EGShares PAX MSCI North America ESG	NASI
EGShares Technology GEMS ETF	QGEM
EGShares Telecom GEMS ETF	TGEM
EGShares Utilities GEMS ETF	UGEM
First Trust Asia Pacific Ex-Japan AlphaDEX ETF	FPA
First Trust Brazil AlphaDEX ETF	FBZ
First Trust China AlphaDEX ETF	FCA
First Trust Consumer Discretionary AlphaDEX ETF	FXD
First Trust Consumer Staples AlphaDEX ETF	FXG
First Trust Developed Markets Ex-US AlphaDEX ETF	FDT
First Trust DJ Select MicroCap ETF	FDM
First Trust Emerging Markets AlphaDEX ETF	FEM
First Trust Energy AlphaDEX Fund ETF	FXN
First Trust Europe AlphaDEX ETF	FEP
First Trust Financials AlphaDEX ETF	FXO
First Trust Health Care AlphaDEX ETF	FXH
First Trust Industrials AlphaDEX ETF	FXR
First Trust IPOX-100 Index Fund ETF	FPX
First Trust ISE Cloud Computing Index Fund ETF	SKYY
First Trust ISE Global Engineering and Construction Index Fund ETF	FLM
First Trust Japan AlphaDEX ETF	FJP
First Trust Large Cap Core AlphaDEX ETF	FEX
First Trust Large Cap Growth Opportunities AlphaDEX Fund ETF	FTC
First Trust Large Cap Value Opportunities AlphaDEX Fund ETF	FTA
First Trust Latin America AlphaDEX ETF	FLN
First Trust Materials AlphaDEX Fund ETF	FXZ
First Trust Mid Cap Core AlphaDEX ETF	FNX
First Trust Mid Cap Growth AlphaDEX ETF	FNY

First Trust Mid Cap Value AlphaDEX ETF	FNK
First Trust Morningstar ETF	FDL
First Trust Multi Cap Growth AlphaDEX ETF	FAD
First Trust Multi Cap Value AlphaDEX Fund ETF	FAB
First Trust NASDAQ ABA Community Bank Index Fund ETF	QABA
First Trust NASDAQ Clean Edge U.S. Liquid Series Index Fund ETF	QCLN
First Trust NASDAQ Global Auto ETF	CARZ
First Trust NASDAQ-100 Equal Weighted IndexSMFund ETF	QQEW
First Trust NASDAQ-100 Ex-Technology Sector Index Fund ETF	QQXT
First Trust NASDAQ-100-Technology Sector Index Fund ETF	QTEC
First Trust S&P REIT Index Fund ETF	FRI
First Trust Small Cap Core AlphaDEX ETF	FYX
First Trust Small Cap Growth AlphaDEX ETF	FYC
First Trust Small Cap Value AlphaDEX ETF	FYT
First Trust South Korea AlphaDEX ETF	FKO
First Trust Technology AlphaDEX ETF	FXL
First Trust Utilities AlphaDEX Fund ETF	FXU
Global X Brazil Consumer ETF	BRAQ
Global X Brazil Financials ETF	BRAF
Global X Brazil Mid Cap ETF	BRAZ
Global X China Consumer ETF	CHIQ
Global X China Energy ETF	CHIE
Global X China Financials ETF	CHIX
Global X China Industrials ETF	CHII
Global X China Materials ETF	CHIM
Global X Columbia 20 ETF	GXG
Global X Copper Miners ETF	COPX
Global X Fertilizers/Potash ETF	SOIL
Global X FTSE Argentina 20 ETF	ARGT
Global X FTSE Nordic Region ETF	GXF
Global X Gold Miners ETF	GGGG
Global X NASDAQ China Technology ETF	QQQC
Global X Sliver Miners ETF	SIL
Global X Social Media Index ETF	SOCL
Global X Top Guru Holdings Index ETF	GURU
Guggenheim BulletShares 2012 Corporate Bond ETF	BSCC
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	BSJC
Guggenheim BulletShares 2013 Corporate Bond ETF	BSCD

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	BSJD
Guggenheim BulletShares 2014 Corporate Bond ETF	BSCE
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	BSJE
Guggenheim BulletShares 2015 Corporate Bond ETF	BSCF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	BSJF
Guggenheim BulletShares 2016 Corporate Bond ETF	BSCG
Guggenheim BulletShares 2017 Corporate Bond ETF	BSCH
Guggenheim China All-Cap ETF	YAO
Guggenheim China Technology ETF	CQQQ
Guggenheim Enhanced Ultra-Short Bond ETF	GSY
Guggenheim MSCI EAFE Equal Weight ETF	EWEF
Guggenheim MSCI Emerging Markets Equal Weight ETF	EWEM
Guggenheim Russell 1000® Equal Weight ETF	EWRI
Guggenheim Russell 2000® Equal Weight ETF	EWRS
Guggenheim Russell MidCap® Equal Weight ETF	EWRM
Guggenheim Shipping ETF	SEA
IndexIQ ARB Global Resources ETF	GRES
IndexIQ ARB Merger Arbitrage ETF	MNA
IndexIQ Australia Small Cap ETF	KROO
IndexIQ Canada Small Cap ETF	CNDA
IndexIQ Global Agribusiness Small Cap ETF	CROP
IndexIQ Global Oil Small Cap ETF	IOIL
IndexIQ Hedge Macro Tracker ETF	MCRO
iShares Asia/Pacific Dividend 30 ETF	DVYA
iShares B - Ca Rated Corporate Bond ETF	QLTC
iShares Baa - Ba Rated Corporate Bd ETF	QLTB
iShares Barclays U.S. Treasury Bond ETF	GOVT
iShares Dow Jones International Select Dividend ETF	IDV
iShares Emerging Markets Dividend ETF	DVYE
iShares FTSE Developed Small Cap ex-North America Index Fund ETF	IFSM
iShares FTSE EPRA/NAREIT Asia Index Fund ETF	IFAS
iShares FTSE EPRA/NAREIT Europe Index Fund ETF	IFEU
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund ETF	IFGL
iShares FTSE EPRS/NAREIT North America Index Fund	IFNA
iShares FTSE NAREIT Mortgage REITs Index Fund ETF	REM
iShares FTSE NAREIT Real Estate 50 Index Fund ETF	FTY
iShares FTSE NAREIT Residential Index Fund ETF	REZ
iShares FTSE NAREIT Retail Index Fund ETF	RTL

iShares High Dividend Equity ETF	HDV
iShares Morningstar Multi-Asset Income ETF	IYLD
iShares MSCI AC Asia ex Japan Small Cap	AXJS
iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (AXDI) ETF	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (AXSL) ETF	AXSL
iShares MSCI ACWI ex US Energy Sector Index Fund (AXEN) ETF	AXEN
iShares MSCI ACWI ex US Financials Sector Index Fund ETF	AXFN
iShares MSCI ACWI ex US Health Care Sector Index Fund (AXHE) ETF	AXHE
iShares MSCI ACWI ex US Industrials Sector Index Fund (AXID) ETF	AXID
iShares MSCI ACWI ex US Information Technology Sector Index Fund (AXIT) ETF	AXIT
iShares MSCI ACWI ex US Materials Sector Index Fund (AXMT) ETF	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (AXTE) ETF	AXTE
iShares MSCI ACWI ex US Utilities Sector Index Fund (AXUT) ETF	AXUT
iShares MSCI All Country World Min Vol	ACWV
iShares MSCI All Peru Capped Index Fund ETF	EPU
iShares MSCI Australia Small Cap	EWAS
iShares MSCI Canada Small Cap Index Fund	EWCS
iShares MSCI China ETF	MCHI
iShares MSCI Denmark Cppd Investable Mkt	EDEN
iShares MSCI Emerging Markets Asia ETF	EEMA
iShares MSCI Emerging Markets Consumer Discretionary Sector Index ETF	EMDI
iShares MSCI Emerging Markets Eastern Europe Index Fund ETF	ESR
iShares MSCI Emerging Markets Energy Sector Capped Index ETF	EMEY
iShares MSCI Emerging Markets Financials Sector Index Fund ETF	EMFN
iShares MSCI Emerging Markets Growth Index ETF	EGRW
iShares MSCI Emerging Markets Materials Sector Index Fund ETF	EMMT
iShares MSCI Emerging Markets Minimum Volatility Index Fund ETF	EEMV
iShares MSCI Emerging Markets Small Cap Index Fund ETF	EEMS
iShares MSCI Emerging Markets Value Index ETF	EVAL
iShares MSCI Europe Financials Sector Index Fund ETF	EUFN
iShares MSCI Far East Financials Sector Index Fund ETF	FEFN
iShares MSCI Finland Capped Inv Mkt	EFNL
iShares MSCI Germany Small Cap	EWGS
iShares MSCI Global Agriculture Producers Fund ETF	VEGI
iShares MSCI Global Energy Producers Fund ETF	FILL
iShares MSCI Global Gold Miners Fund ETF	RING
iShares MSCI Global Select Metals & Mining Producers Fund ETF	PICK

iShares MSCI Global Silver Miners Fund ETF	SLVP
iShares MSCI India Index ETF	INDA
iShares MSCI India Small Cap ETF	SMIN
iShares MSCI Indonesia Investable Market Index Fund ETF	EIDO
iShares MSCI Ireland Capped Investable Market Index Fund ETF	EIRL
iShares MSCI Japan Sm Cap ETF	SCJ
iShares MSCI New Zealand Investable Market Index Fund (ENZL) ETF	ENZL
iShares MSCI Norway Cppd Investable Mkt	ENOR
iShares MSCI Poland Investable Market Index Fund ETF	EPOL
iShares MSCI United Kingdom Small Cap	EWUS
iShares MSCI USA Index Fund ETF	EUSA
iShares MSCI USA Minimum Volatility Index Fund ETF	USMV
iShares S&P Developers Ex-US Property Index ETF	WPS
iShares S&P Emerging Markets Infrastructure Index Fund ETF	EMIF
iShares S&P India Nifty 50 Index Fund ETF	INDY
Market Vector Colombia ETF	COLX
Market Vectors Egypt Index ETF	EGPT
Market Vectors Germany Small-Cap ETF	GERJ
Market Vectors Indonesia Small-Cap ETF	IDXJ
Market Vectors Latin America Small-Cap Index ETF	LATM
Market Vectors Poland ETF	PLND
Market Vectors Unconventional Oil&Gas ETF	FRAK
Market Vectors Vietnam ETF	VNM
PIMCO 1-3 Year U.S. Treasury Index Fund ETF	TUZ
PIMCO 3-7 Year U.S. Treasury Index Fund ETF	FIVZ
PIMCO Enhanced Short Maturity Strategy Fund ETF	MINT
PowerShares DWA Developed Market Technical Leaders Portfolio ETF	PIZ
PowerShares DWA Emerging Market Technical Leaders Portfolio ETF	PIE
PowerShares DWA Technical Leaders Portfolio ETF	PDP
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio ETF	PAF
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio ETF	PXF
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio ETF	PRFZ
PowerShares Global Wind Energy Portfolio ETF	PWND
PowerShares KBW High Dividend Yield Financial Portfolio ETF	KBWD
PowerShares KBW International Financial Portfolio ETF	KBWX
PowerShares KBW Premium Yield Equity REIT Portfolio ETF	KBWY
PowerShares KBW Property & Casualty Insurance Portfolio ETF	KBWP

PowerShares Nasdaq Internet Portfolio ETF	PNQI
PowerShares S&P Emerging MktsHigh Beta ETF	EEHB
PowerShares S&P Emerging Markets Low Vol	EELV
PowerShares S&P International Dev High Beta ETF	IDHB
PowerShares S&P SmallCap Consumer Discretionary Portfolio ETF	PSCD
PowerShares S&P SmallCap Consumer Staples Portfolio ETF	PSCC
PowerShares S&P SmallCap Energy Portfolio ETF	PSCE
PowerShares S&P SmallCap Financials Portfolio ETF	PSCF
PowerShares S&P SmallCap Health Care Portfolio ETF	PSCH
PowerShares S&P SmallCap Industrials Portfolio ETF	PSCI
PowerShares S&P SmallCap Information Technology ETF	PSCT
PowerShares S&P SmallCap Materials Portfolio ETF	PSCM
PowerShares S&P SmallCap Utilities Portfolio ETF	PSCU
ProShares Short 20+ Year Treasury ETF	TBF
ProShares Short Basic Materials ETF	SBM
ProShares Short FTSE China 25	YXI
ProShares Short High Yield ETF	SJB
ProShares Short KBW Regional Banking ETF	KRS
ProShares Short Real Estate ETF	REK
ProShares Short VIX Short-Term Futures ETF	SVXY
ProShares Ultra 20+ Year Treasury ETF	UBT
ProShares Ultra 7-10 Year Treasury ETF	UST
ProShares Ultra KBW Regional Banking ETF	KRU
ProShares Ultra MSCI Brazil ETF	UBR
ProShares Ultra MSCI Europe ETF	UPV
ProShares Ultra MSCI Mexico Investable Market ETF	UMX
ProShares Ultra MSCI Pacific ex-Japan ETF	UXJ
ProShares Ultra Russell 3000 ETF	UWC
ProShares Ultra VIX Short-Term Futures ETF	UVXY
ProShares UltraPro Short 20+ Year Treasury	TTT
ProShares UltraShort Russell 3000 ETF	TWQ
RussellETF Low P/E ETF	LWPE
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab International Equity ETF	SCHF
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab U.S. Broad Market ETF	SCHB
Schwab U.S. Dividend Equity ETF	SCHD
Schwab U.S. Large-Cap ETF	SCHX

Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. TIPS	SCHP
SPDR Barclays Capital Short Term Corporate Bond ETF	SCPB
SPDR S&P Global Natural Resources ETF	GNR
SPDR S&P Healthcare Equipment ETF	XHE
SPDR S&P Mortgage Finance ETF	KME
SPDR S&P Telecom ETF	XTL
SPDR S&P Transportation ETF	XTN
Vanguard FTSE All-World ex-US Small-Cap ETF	VSS
Vanguard Intermediate-Term Corporate Bond ETF	VCIT
Vanguard Intermediate-Term Government Bond ETF	VGIT
Vanguard Long-Term Corporate Bond ETF	VCLT
Vanguard Long-Term Government Bond ETF	VGLT
Vanguard Mortgage Backed Securities ETF	VMBS
Vanguard Short-Term Corporate Bond ETF	VCSH
Vanguard Short-Term Government Bond ETF	VGSH
WisdomTree DEFA Equity Income Fund ETF	DTH
WisdomTree DEFA Fund ETF	DWM
WisdomTree Earnings 500 Fund ETF	EPS
WisdomTree Europe SmallCap Dividend Fund ETF	DFE
WisdomTree Global ex-U.S. Growth Fund ETF	DNL
WisdomTree Global ex-U.S. Real Estate Fund ETF	DRW
WisdomTree High-Yielding Equity Fund ETF	DHS
WisdomTree International Dividend Top 100 Fund ETF	DOO
WisdomTree International Hedged Equity Fund ETF	HEDJ
WisdomTree International LargeCap Dividend Fund ETF	DOL
WisdomTree International MidCap Dividend Fund ETF	DIM
WisdomTree International SmallCap Fund ETF	DLS
WisdomTree Japan SmallCap Fund ETF	DFJ
WisdomTree Japan Total Dividend Fund ETF	DXJ
WisdomTree LargeCap Value Fund ETF	EZY
WisdomTree MidCap Earnings Fund ETF	EZM
WisdomTree SmallCap Earnings Fund ETF	EES
WisdomTree Total Dividend Fund ETF	DTD
WisdomTree Total Earnings Fund ETF	EXT

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures